Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				9 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Jul. 31, 2012		Jul. 31, 2011
Revenues:
Sale of homes	$ 371,481		$ 276,479		$ 936,305		$ 759,338
Land sales and other revenues	4,743		1,289		36,014		13,695
Total homebuilding	376,224		277,768		972,319		773,033
Financial services	10,787		7,850		25,990		20,249
Total revenues	387,011		285,618		998,309		793,282
Expenses:
Cost of sales, excluding interest	305,178		234,256		794,168		646,149
Cost of sales interest	14,298		14,222		40,091		43,804
Inventory impairment loss and land option write-offs	689		11,426		7,230		41,876
Total cost of sales	320,165		259,904		841,489		731,829
Selling, general and administrative	36,230		34,900		104,609		114,944
Total homebuilding expenses	356,395		294,804		946,098		846,773
Financial services	6,111		5,547		16,651		16,194
Corporate general and administrative	11,913		11,648		36,961		38,609
Other interest	24,590	[1],[2]	25,207	[1],[2]	72,641	[1],[2]	74,079	[1],[2]
Other operations (income) expense	(3,099)		341		3,289		1,933
Total expenses	395,910		337,547		1,075,640		977,588
Gain (loss) on extinguishment of debt	6,230		(1,391)		57,966		(3,035)
Income (loss) from unconsolidated joint ventures	852		(2,255)		2,324		(6,479)
(Loss) before income taxes	(1,817)		(55,575)		(17,041)		(193,820)
State and federal income tax (benefit) provision:
State	(36,563)		(4,642)		(35,461)		(4,349)
Federal	70		(3)		207		(1,732)
Total income taxes	(36,493)		(4,645)		(35,254)		(6,081)
Net income (loss)	$ 34,676		$ (50,930)		$ 18,213		$ (187,739)
Basic:
Income (loss) per common share (in Dollars per share)	$ 0.25		$ (0.47)		$ 0.15		$ (1.92)
Weighted-average number of common shares outstanding (in Shares)	138,472		108,721		121,357		97,648
Assuming dilution:
Income (loss) per common share (in Dollars per share)	$ 0.25		$ (0.47)		$ 0.15		$ (1.92)
Weighted-average number of common shares outstanding (in Shares)	138,552		108,721		121,380		97,648

[1]	Other interest expensed is comprised of interest that does not qualify for interest capitalization because our assets that qualify for interest capitalization (inventory under development) do not exceed our debt. Interest on completed homes and land in planning, which does not qualify for capitalization, is expensed.
[2]	Cash paid for interest, net of capitalized interest, is the sum of other interest expensed, as defined above, and interest paid by our mortgage and finance subsidiaries adjusted for the change in accrued interest.